Segment and Geographical Area Information	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment and Geographical Area Information
Segment and Geographical Area Information
The Company's primary line of business is the production of semi-fabricated specialty aluminum products through 11 focused production facilities in the United States and one in Canada.
Each of the Company's North American production facilities is an operating segment. Such operating segments are aggregated for reporting purposes to one reportable segment, Fabricated Products. The Fabricated Products segment sells value-added products, such as aluminum sheet and plate and extruded and drawn products, which are primarily used in aerospace/high strength, general engineering, automotive, and other industrial applications.
The Company's operations consist of the Fabricated Products segment and two business units, Secondary Aluminum and Corporate and Other. The Secondary Aluminum business unit sells value-added products, such as ingot and billet, produced at Anglesey. The Corporate and Other business unit provides general and administrative support for the Company's operations. For purposes of segment reporting under GAAP, the Company treats the Fabricated Products segment as a reportable segment and combines the two other business units, Secondary Aluminum and Corporate and Other, into one category, which is referred to as All Other. All Other is not considered a reportable segment.
On January 1, 2012, management began reviewing the results of the primary aluminum hedging activities, which prior to January 1, 2012 had been reported in the Hedging business unit which was included in All Other, with the results of the Fabricated Products segment because such hedging activities with respect to primary aluminum are now conducted solely for the Fabricated Products segment. Accordingly, the results of primary aluminum hedging activities have been included in the Fabricated Products segment for the quarter ended March 31, 2012. Prior period results have been conformed to current period presentation, which resulted in an increase of $3.3 in operating income of the Fabricated Products segment for the quarter ended March 31, 2011, and an increase of $0.6 in Fabricated Products segment assets as of December 31, 2011.
The accounting policies of the Fabricated Products segment are the same as those described in Note 1. Segment results are evaluated internally by management before any allocation of corporate overhead and without any charge for income taxes, interest expense, or Other operating charges, net.
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Quarter Ended
	March 31,
	2012	2011
Net Sales:
Fabricated Products	$365.4	$322.6
Segment Operating Income (Loss):
Fabricated Products [1,2]	$54.1	$27.0
All Other[3]	(7.9)	(7.2)
Total operating income	$46.2	$19.8
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	$42.8	$17.0
Depreciation and Amortization:
Fabricated Products	$6.2	$6.2
All Other	0.1	0.1
Total depreciation and amortization	$6.3	$6.3
Capital expenditures:
Fabricated Products	$8.8	$6.2
All Other	0.2	—
Total capital expenditures	$9.0	$6.2
Income Taxes Paid:
Fabricated Products —
United States	$—	$0.1
Canada	0.2	—
Total income taxes paid	$0.2	$0.1

	March 31, 2012	December 31, 2011
Segment assets:
Fabricated Products	$647.6	$637.0
All Other[4]	742.7	683.6
Total assets	$1,390.3	$1,320.6
______________________

1.	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.

2.
Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.

3.	Operating results in All Other represent operating expenses in the Corporate and Other business unit.

4.	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.